Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax benefit of loss carryforwards	$ 766	$ 735
Operating lease liabilities	409	469
Liabilities currently not deductible for tax	219	259
Tax credit carryforwards	84	64
Unrealized loss on foreign exchange hedges and retirement liabilities	59	87
Others	30	46
Deferred tax assets, Gross, Total	1,567	1,660
Valuation allowance against tax benefit of loss carryforwards	(586)	(569)
Other valuation allowance	(125)	(206)
Deferred tax assets, Net, Total	856	885
Operating lease right-of-use assets	415	470
Tax depreciation in excess of book depreciation	228	239
Tax on undistributed foreign earnings	206	163
Unrealized gain on remeasurement of investments	12	11
Unrealized gain on foreign exchange hedges and retirement liabilities	11	17
Other assets book value in excess of tax values	3	65
Deferred tax liabilities, Total	875	965
Net deferred tax liabilities	$ (19)	$ (80)